Accrued Expenses and Deferred Revenue	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Deferred Revenue
Accrued Expenses and Deferred Revenue

Note 28 Accrued Expenses and Deferred Revenue

	December 31,
	2020	2019
Accrued salaries and Board fees	8,134	4,726
Vacation pay liabilities	4,921	1,904
Social security costs	3,440	2,975
Accrued expenses for research and development	14,135	1,176
Deffered revenue	0	874
Accrued expenses for administrative and selling	10,756	4,144
Other accrued expenses	0	9,716
Total	41,386	25,515

Parent Company
Accrued Expenses and Deferred Revenue
Accrued Expenses and Deferred Revenue

Note 21 Accrued Expenses and Deferred Revenue

	December 31,
	2020	2019
Accrued salaries and Board fees	5,925	4,143
Vacation pay liability	2,603	1,502
Social security costs	3,441	2,975
Accrued expenses for research and development	13,072	1,177
Deffered revenue	0	874
Accrued expenses for administrative and selling expenses	5,746	4,144
Other accrued expenses	0	9,716
Total	30,787	24,531